Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 40,684		¥ 40,184	¥ 40,184
Accumulated impairment loss	0		0	0
Total	40,684	$ 6,418	¥ 40,184	¥ 40,184
Additions	¥ 500